Notes to the consolidated statement of cash flows	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

24.  Notes to the consolidated statement of cash flows

(a)	Major non-cash transactions

The Group had non-cash additions to right-of-use assets and lease liabilities of RMB70,524 (2019 Predecessor Period: RMB23,531) and RMB70,473 (2019 Predecessor Period: RMB23,531), respectively, in respect of lease arrangements for buildings during 2020 Successor Period (2019 Successor Period and 2018 Predecessor Period: nil). RMB29,241 were deducted from the cash consideration paid to the senior executives in lieu of full settlement of the advances due to the Partnership upon the completion of the Business Combination (Note 23).

The Group had non-cash changes in fair value of warrant liabilities of RMB112,729 and RMB7,592 during 2020 Successor Period and 2019 Successor Period, respectively.

(b)	Changes in liabilities arising from financing activities:

				Period from		Period from
				19 December to		1 January to		Year ended 31
		Year ended 31 December 2020		31 December 2019		18 December 2019		December 2018
	Successor (NFH)					Predecessor (HHH)
	Amounts
	due to	Interest-bearing		Interest-bearing		Interest-bearing		Interest-bearing
	related	loans and	Lease	loans and	Lease	loans and	Lease	loans and
	parties	borrowings	liabilities	borrowings	liabilities	borrowings	liabilities	borrowings
At the end of the last period	—	2,461,258	1,751,703	2,071,103	—	407,592	—	279,533
Effect of adoption of IFRS 16	—	—	—	—	—	—	1,815,187	—
At the beginning of the period	—	2,461,258	1,751,703	2,071,103	—	407,592	1,815,187	279,533
Changes from financing cash flows	(28,900)	(414,712)	(217,179)	—	(9,702)	(22,097)	(167,864)	103,635
Foreign exchange movement	—	14,130	—	(4,178)	—	8,838	—	24,424
Interest expense	—	—	102,382	—	3,716	—	102,523	—
New leases	—	—	70,473	—	—	—	23,531	—
Accrued but unpaid rent	—	—	20,818	—	(20,647)	—	(303)	—
Business Combination (Note 23)	29,105	—	—	394,333	1,778,336	—	—	—
Covid-19-related rent concessions	—	—	(6,846)	—	—	—	—	—
Reassessment and revision of lease terms	—	—	(36,600)	—	—	—	5,262	—
At the end of the period	205	2,060,676	1,684,751	2,461,258	1,751,703	394,333	1,778,336	407,592
(c)	Total cash outflow for leases

The total cash outflow for leases included in cash flows is as follows:

		Period from	Period from
	Year ended 31	19 December to	1 January to
	December 2020	31 December 2019	18 December 2019
	Successor (NFH)		Predecessor (HHH)

Within financing activities	217,179	9,702	167,864